Parent Company Information - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 31,174	$ 35,408	$ (5,267)	$ 14,496	$ 15,709	$ 38,812	$ 28,071	$ 7,508	$ 75,810	$ 90,100	$ 194,544
Decrease (increase) in other assets									(62,028)	(36,161)	(24,910)
Increase (decrease) in accounts payable and accrued liabilities									46,657	7,984	(6,361)
Increase in due from affiliates									1,640	(1,863)	(127)
Decrease due to affiliates									(2,549)	(4,742)	2,122
Increase in income taxes payable									(15,339)	(17,912)	(8,518)
Net cash used in operating activities									(621,543)	(863,188)	(366,036)
Cash flows from investing activities:
Net decrease in short-term investments									(80,223)	98,035	(47,502)
Net cash provided by investing activities									193,952	11,502	27,972
Cash flows from financing activities:
Issuance of common shares									0	8	90,589
Repurchase of common shares									(98,370)	(16,338)	0
Payment of common share underwriting and offering costs									0	0	(1,070)
Payment of dividends									(131,560)	(173,022)	(174,433)
Net cash provided by financing activities									403,959	833,408	387,039
Net (decrease) increase in cash									(23,632)	(18,278)	48,975
Cash at beginning of year				58,108				76,386	58,108	76,386	27,411
Cash at end of year	34,476				58,108				34,476	58,108	76,386
Non-cash financing activity — dividends payable	31,655				35,069				31,655	35,069	45,894
PennyMac Mortgage Investment Trust [Member]
Cash flows from operating activities:
Net income									74,544	92,478	198,351
Equity in undistributed earnings of subsidiaries									155,093	78,704	(23,288)
Decrease in due from affiliates									693	915	107
Decrease (increase) in other assets									196	(284)	(1)
Increase (decrease) in accounts payable and accrued liabilities									93	(257)	(837)
Increase in due from affiliates									(116)	(238)	(652)
Decrease due to affiliates									(174)	(119)	(40)
Increase in income taxes payable									0	(126)	59
Net cash used in operating activities									230,329	171,073	173,699
Cash flows from investing activities:
Increase in investment in subsidiaries									0	0	(89,618)
Net decrease in short-term investments									1,571	(2,100)	834
Net cash provided by investing activities									1,571	(2,100)	(88,784)
Cash flows from financing activities:
Issuance of common shares									0	8	90,588
Net increase in intercompany unsecured note payable to PMT subsidiary									(1,970)	20,379	0
Repurchase of common shares									(98,370)	(16,338)	0
Payment of common share underwriting and offering costs									0	0	(1,070)
Payment of dividends									(131,560)	(173,022)	(174,433)
Net cash provided by financing activities									(231,900)	(168,973)	(84,915)
Net (decrease) increase in cash									0	0	0
Cash at beginning of year				$ 0				$ 0	0	0	0
Cash at end of year	0				0				0	0	0
Non-cash financing activity — dividends payable	$ 31,655				$ 35,069				$ 31,655	$ 35,069	$ 45,894